Document and Entity Information	3 Months Ended
Mar. 31, 2014
Document And Entity Information
Entity Registrant Name	Teletronics International, Inc.
Entity Central Index Key	0001612624
Document Type	Other
Document Period End Date	Mar. 31, 2014
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company